ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2016
ACCRUED LIABILITIES
ACCRUED LIABILITIES

10. ACCRUED LIABILITIES

Accrued liabilities at December 31, 2016 and 2015 consisted of the following (dollars in millions):

	December 31,
	2016	2015
Payroll and benefits	$50	$52
Restructuring and plant closing costs	14	85
Rebate accrual	25	22
Current taxes payable	4	4
Asset retirement obligation	13	18
Taxes other than income taxes	2	2
Pension liabilities	1	1
Other miscellaneous accruals	37	58
Total	$146	$242